Subsequent Event	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Subsequent Event
(31) Subsequent Event
Acquisition of the Company’s Own Shares
The Board of Directors of the Company, at its meeting held on May 11, 2023, resolved that the Company will acquire its own shares pursuant to Article 459, Paragraph 1 of the Company Law and Article 36 of the Company’s Articles of Incorporation.
(a) Reason for acquisition of own shares
The Company will acquire its own shares for the purpose, among others, of improving efficiency of its capital structure and implementing a flexible capital strategy.
(b) Details of the acquisition
1) Class of shares to be acquired:
Shares of common stock
2) Total number of shares to be acquired:
Up to 64,000,000 shares (3.8 % of total number of issued shares (excluding treasury stock))
3) Total amount of shares to be acquired:
Up to 200,000 million yen
4) Period of acquisition:
Starting on May 12, 2023 and ending on March 31, 2024
5) Method of acquisition:
Market purchases on the Tokyo Stock Exchange

1.	Purchases through the Tokyo Stock Exchange Trading Network Off-Auction Own Share Repurchase Trading System (ToSTNeT-3)

2.	Market purchases based on a discretionary trading contract regarding acquisition of own shares